GOODWILL AND OTHER INTANGIBLE ASSETS Information of other intangible assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2011
Finite-lived and Indefinite-lived Intangible Assets [Roll Forward]
Carrying Amount	$ 3,032	$ 3,030
Accumulated Amortization	(1,909)	(1,841)
Net	1,123	1,189
Total Other Intangible Assets, Carrying Amount	3,135	3,078
Total Other Intangible Assets, net	1,226	1,237
Amortization Expense	111	124	150
In Process Research and Development [Member]
Finite-lived and Indefinite-lived Intangible Assets [Roll Forward]
In Process Research & Development, Indefinite Lives	103	48
Acquired Germplasm [Member]
Finite-lived and Indefinite-lived Intangible Assets [Roll Forward]
Carrying Amount	1,113	1,144
Accumulated Amortization	(717)	(707)
Net	396	437
Acquired Intellectual Property [Member]
Finite-lived and Indefinite-lived Intangible Assets [Roll Forward]
Carrying Amount	1,095	1,085
Accumulated Amortization	(791)	(771)
Net	304	314
Trademarks [Member]
Finite-lived and Indefinite-lived Intangible Assets [Roll Forward]
Carrying Amount	341	348
Accumulated Amortization	(131)	(124)
Net	210	224
Customer Relationships [Member]
Finite-lived and Indefinite-lived Intangible Assets [Roll Forward]
Carrying Amount	306	285
Accumulated Amortization	(179)	(152)
Net	127	133
Other Intangible Assets [Member]
Finite-lived and Indefinite-lived Intangible Assets [Roll Forward]
Carrying Amount	177	168
Accumulated Amortization	(91)	(87)
Net	$ 86	$ 81